Common Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	May 05, 2011 The Company [Member] ADS [Member]	Jul. 16, 2013 The Company [Member] Class A Common Shares [Member]	Jun. 28, 2013 The Company [Member] Class A Common Shares [Member]	Dec. 31, 2013 The Company [Member] Class A Common Shares [Member]	May 05, 2011 The Company [Member] Class A Common Shares [Member]	May 05, 2011 The Company [Member] Preferred Shares [Member]	Dec. 31, 2013 The Company [Member] Class B Common Shares [Member]
Class of Stock [Line Items]
Number of shares, new issues						7,750,000		7,500,000
Gross proceed from IPO						$ 89,125
Number of shares outstanding				53,956,491	104,652,531					38,750,000
Number of outstanding preferred shares converted into Class B common shares											114,637,272
Voting rights of common share									one vote per share			ten votes per share
Conversion ratio, from Class B common share to Class A common share												1
Gross proceed from private placement							$ 12,000
Reserved for issuance upon exercise of share-based awards	7,249,775	67,232,942	44,537,192